Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Summary of majority shareholders

	Number of Shares	Percentage of
Name	Beneficially Owned	Outstanding Shares (*)
Grupo Villar Mir, S.A.U.	81,924,822	43.7%
Cooper Creek Partners Management LLC	11,144,337	5.9%
(*) 187,433,543 ordinary shares were outstanding at 31 December 2022, comprising 188,882,316 shares in issue less 1,448,773 shares held in treasury

Summary of valuation adjustments.	Valuation adjustments comprise the following at December 31:

	2022	2021
	US$'000	US$'000
Actuarial gains and losses	12,817	5,525
Deferred Tax Income (See Note 23)	(2,082)	—
Total	10,735	5,525

Schedule of changes in non-controlling interests

Balance
US$'000
Balance at January 1, 2021	114,504
(Loss) Profit for the year	(4,750)
Dividends paid to joint venture partner	(5,880)
Translation differences	166
Other	2,013
Balance at December 31, 2021	106,053
(Loss) Profit for the year	3,514
Dividends paid to joint venture partner	(3,430)
Translation differences	(1,873)
Other	2,487
Balance at December 31, 2022	106,751

Summary of financial information for non-controlling interests

	2022		2021		2020
	WVA	QSLP	WVA	QSLP	WVA	QSLP
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Statements of Financial Position
Non-current assets	78,992	64,291	83,176	63,088	99,235	67,806
Current assets	86,847	53,830	73,883	46,186	65,703	37,095
Non-current liabilities	7,108	18,719	8,654	19,005	8,982	18,529
Current liabilities	53,680	21,201	43,577	14,671	33,378	16,320
Income Statements
Sales	187,854	102,865	165,660	89,446	156,995	70,637
Operating profit	8,306	2,897	(4,871)	2,093	(7,503)	3,113
Profit before taxes	8,155	2,195	(5,062)	1,237	(7,503)	2,898
Net (loss) income	3,075	1,015	(3,362)	613	(2,970)	1,666
Cash Flow Statements
Cash flows from operating activities	(5,934)	(10,037)	11,981	8,997	28,683	15,387
Cash flows from investing activities	(8,304)	(1,525)	(3,893)	(4,956)	(7,977)	(5,227)
Cash flows from financing activities	—	905	—	—	—	—
Exchange differences on cash and cash equivalents in foreign currencies	—	10	—	31	—	45
Beginning balance of cash and cash equivalents	35,360	16,596	27,272	12,524	6,566	2,319
Ending balance of cash and cash equivalents	21,122	5,949	35,360	16,596	27,272	12,524